Statements of Cash Flows (FY) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (10,951)	$ (14,427,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on Trust Account		(52,047)
Increase in deferred legal costs		8,186,101
Change in fair value of warrant liabilities		2,963,666
Change in fair value of forward purchase agreement liabilities		1,665,000
Offering costs allocated to warrants		719,201
Changes in current assets and current liabilities:
Prepaid assets		(237,871)
Accounts payable and accrued expenses	10,951	272,953
Due to related party		95,000
Net cash used in operating activities		(815,682)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(345,000,000)
Net cash used in investing activities		(345,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Founder Shares		25,000
Proceeds from Initial Public Offering, net of underwriters' discount		338,100,000
Proceeds from issuance of Private Placement Warrants		8,900,000
Proceeds of Working Capital Promissory Note - related party		1,500,000
Payments of offering costs		(1,205,550)
Net cash provided by financing activities		347,319,450
Net Change in Cash		1,503,768
Cash - Beginning
Cash - Ending		1,503,768
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of warrant liabilities		18,190,000
Deferred underwriters' discount payable charged to additional paid-in capital		12,075,000
Initial value of forward purchase agreement liabilities		$ 11,655,000